UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2019

QS

INTERNATIONAL EQUITY FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS International Equity Fund for the six-month reporting period ended March 31, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

II	QS International Equity Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended March 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.2%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on March 31, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In March 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 22.5% when the period began.

Turning to the global economy, in its April 2019 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “After strong growth in 2017 and early 2018, global economic activity slowed notably in the second half of last year, reflecting a confluence of factors affecting major economies. China’s growth declined following a combination of needed regulatory tightening to rein in shadow banking and an increase in trade tensions with the United States. The euro area economy lost more momentum than expected as consumer and business confidence weakened and car production in Germany was disrupted by the introduction of new emission standards; investment dropped in Italy as sovereign spreads widened; and external demand, especially from emerging Asia, softened. Elsewhere, natural disasters hurt activity in Japan. Trade tensions increasingly took a toll on business confidence and, so, financial market sentiment worsened, with financial conditions tightening for vulnerable emerging markets in the spring of 2018 and then in advanced economies later in the year, weighing on global demand. Conditions have eased in 2019 as the U.S. Federal Reserve signaled a more accommodative monetary policy stance and markets became more optimistic about a US–China trade deal, but they remain slightly more restrictive than in the fall [of 2018].” From a regional perspective, the IMF projects 2019 growth in the Eurozone will be 1.3%, versus 1.8% in 2018. Japan’s economy is expected to expand 1.0% in 2019, compared to 0.8% in 2018. Elsewhere, the IMF projects that overall growth in emerging market countries will decelerate to 4.4% in 2019, versus 4.5% in 2018.

QS International Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiv at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)v members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. took different approaches to monetary policy during the reporting period. Looking back, in December 2018, the European Central Bank (“ECB”)vi ended its bond buying program and said that it did not anticipate raising interest rates “at least through the summer of 2019”. However, in March 2019, the ECB said it didn’t expect to raise rates “at least through the end of 2019.” In other developed countries, on August 2, 2018, the Bank of Englandvii raised rates from 0.50% to 0.75%, but has since kept rates on hold. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanviii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaix kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced choppy results and posted a negative return during the reporting period. The market fell sharply over two of the first three months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last three months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended March 31, 2019, the S&P 500 Indexx returned -1.72%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexxi, returned -1.76% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexxii, returned -1.38%, whereas small-cap stocks, as measured by the Russell 2000 Indexxiii, generated the weakest relative results, returning -8.56%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiv and Russell 3000 Valuexv Indices, returned -2.80% and -1.76%, respectively, during the six months ended March 31, 2019.

IV	QS International Equity Fund

Q. How did the international stock market perform during the reporting period?

A. International equities also experienced periods of volatility and produced mixed results during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxvi, fell sharply during the first three months of the period. This occurred as global growth moderated, there were several geopolitical issues and the U.S. dollar generally rallied. However, developed market equities then moved higher over the last three months of the period. Supporting international equities were indications from several central banks that they would pursue accommodative monetary policies, there were hopes for a resolution to numerous trade conflicts and investors risk appetite increased. All told, the MSCI EAFE Index returned -3.81% for the six months ended March 31, 2019. Meanwhile, emerging market equities, as represented by the MSCI Emerging Markets Indexxvii gained 1.71% over the reporting period.

Performance review

For the six months ended March 31, 2019, Class C shares of QS International Equity Fund, excluding sales charges, returned -5.09%. The Fund’s unmanaged benchmark, the MSCI EAFE Index, returned -3.81% for the same period. The Lipper International Multi-Cap Core Funds Category Average1 returned -4.17% over the same time frame.

Performance Snapshot as of March 31, 2019 (unaudited)
(excluding sales charges)	6 months
QS International Equity Fund:
Class A	-4.74%
Class A2	-4.83%
Class C	-5.09%
Class FI	-4.80%
Class R	-4.86%
Class I	-4.56%
Class IS	-4.51%
MSCI EAFE Index	-3.81%
Lipper International Multi-Cap Core Funds Category Average	-4.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 415 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS International Equity Fund	V

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.31%, 1.56%, 1.98%, 1.32%, 1.63%, 1.03% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

VI	QS International Equity Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vi	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vii	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

viii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

ix	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

[x]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

xi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xiv

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xvi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

QS International Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2019 and September 30, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS International Equity Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.74%	$1,000.00	$952.60	1.26%	$6.13	Class A	5.00%	$1,000.00	$1,018.65	1.26%	$6.34
Class A2	-4.83	1,000.00	951.70	1.45	7.06	Class A2	5.00	1,000.00	1,017.70	1.45	7.29
Class C	-5.09	1,000.00	949.10	2.05	9.96	Class C	5.00	1,000.00	1,014.71	2.05	10.30
Class FI	-4.80	1,000.00	952.00	1.30	6.33	Class FI	5.00	1,000.00	1,018.45	1.30	6.54
Class R	-4.86	1,000.00	951.40	1.55	7.54	Class R	5.00	1,000.00	1,017.20	1.55	7.80
Class I	-4.56	1,000.00	954.40	0.95	4.63	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	-4.51	1,000.00	954.90	0.85	4.14	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	QS International Equity Fund 2019 Semi-Annual Report

[1]	For the six months ended March 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS International Equity Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2019

QS International Equity Fund

Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 4.8%
Diversified Telecommunication Services — 1.9%
China Unicom Hong Kong Ltd.	776,000	$990,396	(a)
HKT Trust & HKT Ltd.	708,000	1,138,230	(a)
KT Corp., ADR	41,420	515,265
Nippon Telegraph & Telephone Corp.	38,835	1,650,697	(a)
Telstra Corp. Ltd.	249,434	589,331	(a)
Total Diversified Telecommunication Services		4,883,919
Entertainment — 0.3%
Konami Holdings Corp.	16,892	734,473	(a)
Interactive Media & Services — 0.6%
Auto Trader Group PLC	110,000	747,696	(a)
Rightmove PLC	111,702	742,554	(a)
Total Interactive Media & Services		1,490,250
Media — 0.2%
Eutelsat Communications SA	21,090	369,737	(a)
Wireless Telecommunication Services — 1.8%
KDDI Corp.	53,901	1,162,677	(a)
NTT DOCOMO Inc.	61,659	1,367,421	(a)
SoftBank Group Corp.	8,368	815,594	(a)
Vodafone Group PLC	676,597	1,232,770	(a)
Total Wireless Telecommunication Services		4,578,462
Total Communication Services		12,056,841
Consumer Discretionary — 11.6%
Auto Components — 1.5%
Aisin Seiki Co. Ltd.	14,732	528,414	(a)
Cie Generale des Etablissements Michelin SCA	8,452	1,001,879	(a)
Magna International Inc.	14,815	721,377
NGK Spark Plug Co. Ltd.	27,200	506,853	(a)
Stanley Electric Co. Ltd.	35,563	959,534	(a)
Total Auto Components		3,718,057
Automobiles — 2.9%
Honda Motor Co. Ltd.	52,937	1,434,758	(a)
Isuzu Motors Ltd.	64,700	853,559	(a)
Mazda Motor Corp.	47,131	528,567	(a)
Nissan Motor Co. Ltd.	101,622	835,505	(a)
Peugeot SA	40,623	993,073	(a)
Toyota Motor Corp.	44,789	2,627,120	(a)
Total Automobiles		7,272,582

See Notes to Financial Statements.

4	QS International Equity Fund 2019 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.9%
Crown Resorts Ltd.	68,841	$563,783	(a)
Genting Singapore Ltd.	1,307,545	1,005,379	(a)
Kindred Group PLC	55,764	557,588	(a)
Melco Resorts & Entertainment Ltd., ADR	33,600	759,024
Sodexo SA	8,176	900,523	(a)
Wynn Macau Ltd.	422,800	999,704	(a)
Total Hotels, Restaurants & Leisure		4,786,001
Household Durables — 1.6%
Barratt Developments PLC	123,515	966,109	(a)
Sekisui House Ltd.	40,845	676,889	(a)
Sony Corp.	33,542	1,411,764	(a)
Taylor Wimpey PLC	431,227	987,877	(a)
Total Household Durables		4,042,639
Leisure Products — 0.3%
Bandai Namco Holdings	16,600	779,140	(a)
Multiline Retail — 0.4%
Next PLC	13,308	969,133	(a)
Specialty Retail — 0.2%
Mr Price Group, Ltd.	40,617	533,705	(a)
Textiles, Apparel & Luxury Goods — 2.8%
adidas AG	6,025	1,463,732	(a)
Burberry Group PLC	34,105	871,061	(a)
Gildan Activewear Inc.	20,300	729,910
Kering SA	2,861	1,645,361	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,148	792,139	(a)
Moncler SpA	23,623	954,834	(a)
Swatch Group AG, Bearer Shares	2,198	630,038	(a)
Total Textiles, Apparel & Luxury Goods		7,087,075
Total Consumer Discretionary		29,188,332
Consumer Staples — 9.7%
Beverages — 2.5%
Anheuser-Busch InBev SA/NV	6,876	577,102	(a)
Asahi Group Holdings Ltd.	24,418	1,090,560	(a)
Coca-Cola European Partners PLC	18,154	939,288
Coca-Cola HBC AG, Class DI Shares	25,824	880,145	(a)
Diageo PLC	66,785	2,731,636	(a)
Total Beverages		6,218,731

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS International Equity Fund

Security	Shares	Value
Food & Staples Retailing — 2.4%
Carrefour SA	39,728	$743,124	(a)
Casino Guichard Perrachon SA	16,351	710,101	(a)
Empire Co. Ltd., Class A Shares	33,400	723,061
J Sainsbury PLC	202,285	621,747	(a)
Koninklijke Ahold Delhaize NV	52,768	1,405,006	(a)
Sundrug Co. Ltd.	20,400	563,540	(a)
Tesco PLC	384,847	1,164,203	(a)
Total Food & Staples Retailing		5,930,782
Food Products — 2.6%
Glanbia PLC	43,524	852,319	(a)
Nestle SA, Registered Shares	41,856	3,994,605	(a)
Tate & Lyle PLC	83,968	794,185	(a)
Uni-President Enterprises Corp.	350,000	851,833	(a)
Total Food Products		6,492,942
Personal Products — 0.6%
Unilever NV, CVA	27,287	1,586,000	(a)
Tobacco — 1.6%
British American Tobacco PLC	22,770	949,978	(a)
Imperial Brands PLC	39,217	1,343,763	(a)
Japan Tobacco Inc.	37,900	941,411	(a)
Swedish Match AB	16,103	820,051	(a)
Total Tobacco		4,055,203
Total Consumer Staples		24,283,658
Energy — 6.7%
Energy Equipment & Services — 0.2%
Tenaris SA	41,442	584,274	(a)
Oil, Gas & Consumable Fuels — 6.5%
BP PLC	247,588	1,807,383	(a)
Enagas SA	37,913	1,103,613	(a)
Eni SpA	79,528	1,404,908	(a)
Galp Energia SGPS SA	43,769	700,757	(a)
Husky Energy Inc.	38,700	383,713
Imperial Oil Ltd.	20,700	565,074
OMV AG	18,427	999,476	(a)
Origin Energy Ltd.	106,578	547,612	(a)
Repsol SA	83,466	1,428,450	(a)
Royal Dutch Shell PLC, Class A Shares	139,736	4,384,096	(a)
Royal Dutch Shell PLC, Class B Shares	33,923	1,072,289	(a)

See Notes to Financial Statements.

6	QS International Equity Fund 2019 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Santos Ltd.	148,238	$722,322	(a)
Total SA	19,470	1,081,222	(a)
Total Oil, Gas & Consumable Fuels		16,200,915
Total Energy		16,785,189
Financials — 18.0%
Banks — 10.0%
Banco Bilbao Vizcaya Argentaria SA	258,922	1,480,648	(a)
Banco Santander SA	150,577	700,737	(a)
Bank Hapoalim BM	188,874	1,255,452	(a)
Bank Leumi Le-Israel BM	243,414	1,596,370	(a)
Bankinter SA	73,859	562,699	(a)
BNP Paribas SA	32,875	1,575,616	(a)
CaixaBank SA	297,128	928,773	(a)
Danske Bank A/S	31,381	551,162	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	103,300	561,198
Hachijuni Bank Ltd.	103,316	429,474	(a)
HSBC Holdings PLC	291,314	2,372,498	(a)
ING Groep NV	128,530	1,557,956	(a)
KBC Group NV	9,018	630,631	(a)
Lloyds Banking Group PLC	1,922,227	1,559,274	(a)
Mediobanca Banca di Credito Finanziario SpA	67,033	696,853	(a)
Mitsubishi UFJ Financial Group Inc.	253,154	1,256,465	(a)
Mizuho Financial Group Inc.	717,000	1,111,260	(a)
Oversea-Chinese Banking Corp. Ltd.	157,900	1,289,773	(a)
Raiffeisen Bank International AG	20,246	454,882	(a)
Resona Holdings Inc.	139,000	603,437	(a)
Royal Bank of Canada	7,500	565,832
Skandinaviska Enskilda Banken AB, Class A Shares	86,561	749,675	(a)
Sumitomo Mitsui Financial Group Inc.	41,957	1,468,215	(a)
Turkiye Vakiflar Bankasi TAO	789,716	642,146	(a)
Westpac Banking Corp.	30,644	563,549	(a)
Total Banks		25,164,575
Capital Markets — 0.4%
Julius Baer Group Ltd.	15,909	643,828	(a)
UBS Group AG, Registered Shares	32,100	389,680	(a)
Total Capital Markets		1,033,508
Diversified Financial Services — 0.6%
Haci Omer Sabanci Holding AS	446,447	628,143	(a)

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS International Equity Fund

Security	Shares	Value
Diversified Financial Services — continued
ORIX Corp.	61,574	$886,344	(a)
Total Diversified Financial Services		1,514,487
Insurance — 7.0%
Aegon NV	137,384	661,426	(a)
Ageas	18,441	889,668	(a)
AIA Group Ltd.	122,800	1,222,352	(a)
Allianz SE, Registered Shares	11,345	2,523,344	(a)
ASR Nederland NV	15,852	660,518	(a)
Assicurazioni Generali SpA	34,307	635,215	(a)
Aviva PLC	150,115	808,924	(a)
AXA SA	67,840	1,709,474	(a)
Baloise Holding AG, Registered Shares	5,497	909,083	(a)
Legal & General Group PLC	282,752	1,014,658	(a)
Manulife Financial Corp.	45,500	769,484
MS&AD Insurance Group Holdings Inc.	34,517	1,052,142	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,132	1,451,367	(a)
Prudential PLC	23,645	473,926	(a)
Sompo Holdings Inc.	37,722	1,393,732	(a)
Zurich Insurance Group AG	4,157	1,377,300	(a)
Total Insurance		17,552,613
Total Financials		45,265,183
Health Care — 9.8%
Health Care Equipment & Supplies — 0.3%
Hoya Corp.	12,700	840,357	(a)
Health Care Providers & Services — 0.5%
Suzuken Co., Ltd.	21,062	1,220,642	(a)
Life Sciences Tools & Services — 0.5%
ICON PLC	9,227	1,260,224	*
Pharmaceuticals — 8.5%
Astellas Pharma Inc.	41,327	620,042	(a)
AstraZeneca PLC	8,086	645,814	(a)
Bayer AG, Registered Shares	8,102	523,620	(a)
GlaxoSmithKline PLC	55,834	1,158,341	(a)
H. Lundbeck A/S	11,942	517,065	(a)
Hikma Pharmaceuticals PLC	25,011	583,926	(a)
Hypera SA	94,300	623,794
Novartis AG, Registered Shares	38,675	3,722,226	(a)

See Notes to Financial Statements.

8	QS International Equity Fund 2019 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Pharmaceuticals — continued
Novo Nordisk A/S, Class B Shares	50,065	$2,621,141	(a)
Ono Pharmaceutical Co. Ltd.	28,900	568,283	(a)
Roche Holding AG	16,351	4,507,309	(a)
Sanofi	17,216	1,522,395	(a)
Santen Pharmaceutical Co. Ltd.	49,100	735,152	(a)
Shionogi & Co. Ltd.	19,451	1,206,056	(a)
Teva Pharmaceutical Industries Ltd., ADR	53,528	839,319	*
UCB SA	10,147	871,816	(a)
Total Pharmaceuticals		21,266,299
Total Health Care		24,587,522
Industrials — 12.9%
Aerospace & Defense — 1.0%
Cobham PLC	492,499	708,913	*(a)
Safran SA	13,077	1,794,333	(a)
Total Aerospace & Defense		2,503,246
Airlines — 0.2%
Qantas Airways Ltd.	150,229	604,466	(a)
Building Products — 0.3%
LIXIL Group Corp.	56,600	756,629	(a)
Construction & Engineering — 3.7%
ACS Actividades de Construccion y Servicios SA	32,991	1,450,299	(a)
China Railway Group Ltd., Class H Shares	1,175,000	1,071,638	(a)
Eiffage SA	9,754	937,794	(a)
Ferrovial SA	45,000	1,054,523	(a)
HOCHTIEF AG	4,277	619,032	(a)
Kajima Corp.	40,130	593,281	(a)
Koninklijke Volkerwessels NV	26,084	538,161	(a)
Obayashi Corp.	146,072	1,474,395	(a)
Skanska AB, Class B Shares	28,179	512,354	(a)
Taisei Corp.	23,221	1,080,374	(a)
Total Construction & Engineering		9,331,851
Industrial Conglomerates — 1.0%
CK Hutchison Holdings Ltd.	150,000	1,575,336	(a)
Siemens AG, Registered Shares	7,553	812,849	(a)
Total Industrial Conglomerates		2,388,185
Machinery — 1.7%
Aalberts Industries NV	17,986	622,486	(a)

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS International Equity Fund

Security	Shares	Value
Machinery — 1.7%
CNH Industrial NV	84,801	$864,786	(a)
Georg Fischer AG, Registered Shares	968	882,655	(a)
Kurita Water Industries Ltd.	29,234	747,553	(a)
Sandvik AB	46,274	752,080	(a)
Trelleborg AB, Class B Shares	26,062	403,730	(a)
Total Machinery		4,273,290
Marine — 0.4%
A.P. Moller - Maersk A/S, Class B Shares	746	947,332	(a)
Professional Services — 0.9%
Adecco Group AG, Registered Shares	11,637	621,510	(a)
Wolters Kluwer NV	22,625	1,541,930	(a)
Total Professional Services		2,163,440
Trading Companies & Distributors — 3.4%
Ashtead Group PLC	35,370	854,487	(a)
ITOCHU Corp.	67,439	1,223,821	(a)
Marubeni Corp.	138,298	960,690	(a)
Mitsubishi Corp.	70,145	1,954,583	(a)
Mitsui & Co. Ltd.	69,199	1,076,213	(a)
Sojitz Corp.	201,200	710,889	(a)
Sumitomo Corp.	68,799	954,330	(a)
Toyota Tsusho Corp.	21,900	714,674	(a)
Total Trading Companies & Distributors		8,449,687
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	36,800	853,484	(a)
Total Industrials		32,271,610
Information Technology — 5.4%
Communications Equipment — 0.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	137,847	1,264,708	(a)
Electronic Equipment, Instruments & Components — 0.6%
Hitachi Ltd.	33,719	1,095,539	(a)
Nippon Electric Glass Co. Ltd.	16,346	435,256	(a)
Total Electronic Equipment, Instruments & Components		1,530,795
IT Services — 0.9%
Capgemini SE	9,998	1,215,971	(a)
Fujitsu Ltd.	13,537	980,316	(a)
Total IT Services		2,196,287
Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV	10,622	1,996,125	(a)

See Notes to Financial Statements.

10	QS International Equity Fund 2019 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	13,800	$1,219,782
Renesas Electronics Corp.	132,400	616,592	*(a)
Total Semiconductors & Semiconductor Equipment		3,832,499
Software — 1.3%
Check Point Software Technologies Ltd.	10,516	1,330,169	*
SAP SE	8,035	928,398	(a)
SimCorp A/S	9,418	909,892	(a)
Total Software		3,168,459
Technology Hardware, Storage & Peripherals — 0.6%
Logitech International SA, Registered Shares	20,185	792,629	(a)
Ricoh Co. Ltd.	77,700	814,590	(a)
Total Technology Hardware, Storage & Peripherals		1,607,219
Total Information Technology		13,599,967
Materials — 8.5%
Chemicals — 2.5%
BASF SE	15,420	1,132,467	(a)
China BlueChemical Ltd., Class H Shares	2,410,000	782,797	(a)
Covestro AG	21,882	1,203,768	(a)
Daicel Corp.	65,346	711,093	(a)
Methanex Corp.	10,128	575,235
Nitto Denko Corp.	10,300	543,015	(a)
OCI Co. Ltd.	6,907	566,408	(a)
Solvay SA	8,058	872,754	(a)
Total Chemicals		6,387,537
Construction Materials — 0.4%
Taiheiyo Cement Corp.	26,700	891,608	(a)
Metals & Mining — 4.6%
Anglo American PLC	90,660	2,434,174	(a)
BHP Group Ltd.	33,750	922,204	(a)
BHP Group PLC	37,752	912,094	(a)
BlueScope Steel Ltd.	57,438	570,881	(a)
Glencore PLC	300,000	1,247,728	(a)
Jindal Steel & Power Ltd.	590,982	1,536,836	*(a)
Rio Tinto PLC	52,151	3,034,211	(a)
South32 Ltd.	373,292	990,730	(a)
Total Metals & Mining		11,648,858
Paper & Forest Products — 1.0%
Oji Holdings Corp.	137,267	853,842	(a)

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS International Equity Fund

Security	Shares	Value
Paper & Forest Products — continued
UPM-Kymmene oyj	54,078	$1,579,243	(a)
Total Paper & Forest Products		2,433,085
Total Materials		21,361,088
Real Estate — 5.5%
Equity Real Estate Investment Trusts (REITs) — 1.6%
Klepierre SA	19,615	687,028	(a)
Mirvac Group	540,518	1,053,276	(a)
Scentre Group	298,492	873,132	(a)
Segro PLC	91,112	799,404	(a)
Stockland	254,375	696,176	(a)
Total Equity Real Estate Investment Trusts (REITs)		4,109,016
Real Estate Management & Development — 3.9%
CapitaLand Ltd.	381,000	1,029,085	(a)
China Overseas Land & Investment Ltd.	240,000	912,814	(a)
Daito Trust Construction Co. Ltd.	6,500	906,131	(a)
Kerry Properties Ltd.	275,902	1,231,831	(a)
New World Development Co. Ltd.	806,000	1,336,678	(a)
PSP Swiss Property AG	7,617	827,692	(a)
Swire Pacific Ltd., Class A Shares	80,000	1,030,406	(a)
Vonovia SE	23,848	1,236,182	(a)
Wheelock & Co. Ltd.	159,558	1,170,888	(a)
Total Real Estate Management & Development		9,681,707
Total Real Estate		13,790,723
Utilities — 4.2%
Electric Utilities — 2.0%
Chubu Electric Power Co. Inc.	57,572	899,019	(a)
Endesa SA	48,833	1,245,981	(a)
Enel SpA	236,020	1,510,670	(a)
PGE Polska Grupa Energetyczna SA	259,476	672,064	*(a)
Tohoku Electric Power Co. Inc.	49,100	626,812	(a)
Total Electric Utilities		4,954,546
Gas Utilities — 0.3%
Osaka Gas Co. Ltd.	38,768	766,162	(a)
Multi-Utilities — 1.6%
Engie SA	74,092	1,105,308	(a)
National Grid PLC	108,822	1,210,091	(a)
RWE AG	32,324	866,124	(a)
Veolia Environnement SA	36,254	810,889	(a)
Total Multi-Utilities		3,992,412

See Notes to Financial Statements.

12	QS International Equity Fund 2019 Semi-Annual Report

QS International Equity Fund

Security		Shares	Value
Water Utilities — 0.3%
United Utilities Group PLC		86,889	$923,288	(a)
Total Utilities			10,636,408
Total Investments before Short-Term Investments (Cost — $235,870,328)			243,826,521

	Rate
Short-Term Investments — 1.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,815,015)	2.371%	3,815,015	3,815,015
Total Investments — 98.6% (Cost — $239,685,343)			247,641,536
Other Assets in Excess of Liabilities — 1.4%			3,566,050
Total Net Assets — 100.0%			$251,207,586

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS International Equity Fund

Summary of Investments by Country**
Japan	22.7%
United Kingdom	12.9
Switzerland	8.7
France	7.9
Netherlands	6.3
Germany	5.2
Australia	5.1
Spain	4.0
Hong Kong	3.8
Denmark	2.2
Italy	2.1
Canada	2.0
Israel	2.0
Sweden	1.8
Belgium	1.6
China	1.5
Singapore	1.4
South Africa	1.2
Finland	0.6
India	0.6
Austria	0.6
Turkey	0.5
United States	0.5
South Korea	0.4
Macau	0.4
Ireland	0.4
Taiwan	0.4
Portugal	0.3
Poland	0.3
Brazil	0.3
Luxembourg	0.2
Jordan	0.2
Mexico	0.2
Malta	0.2
Short-Term Investments	1.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2019 and are subject to change.

See Notes to Financial Statements.

14	QS International Equity Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2019

Assets:
Investments, at value (Cost — $239,685,343)	$247,641,536
Cash	60
Foreign currency, at value (Cost — $412,652)	417,490
Dividends and interest receivable	2,302,834
Receivable for securities sold	1,888,029
Other assets	136,012
Receivable for Fund shares sold	31,901
Prepaid expenses	61,269
Total Assets	252,479,131

Liabilities:
Payable for Fund shares repurchased	811,811
Investment management fee payable	158,227
Service and/or distribution fees payable	29,548
Trustees’ fees payable	141,365
Accrued expenses	130,594
Total Liabilities	1,271,545
Total Net Assets	$251,207,586

Net Assets:
Par value (Note 7)	$163
Paid-in capital in excess of par value	240,981,091
Total distributable earnings (loss)	10,226,332
Total Net Assets	$251,207,586

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	15

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2019

Net Assets:
Class A	$11,024,325
Class A2	$1,225,597
Class C	$27,933,427
Class FI	$4,683,496
Class R	$4,569,662
Class I	$25,378,701
Class IS	$176,392,378

Shares Outstanding:
Class A	739,919
Class A2	82,730
Class C	1,865,814
Class FI	301,910
Class R	296,030
Class I	1,637,521
Class IS	11,405,896

Net Asset Value:
Class A (and redemption price)	$14.90
Class A2 (and redemption price)	$14.81
Class C*	$14.97
Class FI (and redemption price)	$15.51
Class R (and redemption price)	$15.44
Class I (and redemption price)	$15.50
Class IS (and redemption price)	$15.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.81
Class A2 (based on maximum initial sales charge of 5.75%)	$15.71

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

16	QS International Equity Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2019

Investment Income:
Dividends	$3,634,888
Interest	43,593
Less: Foreign taxes withheld	(306,218)
Total Investment Income	3,372,263

Expenses:
Investment management fee (Note 2)	1,036,043
Service and/or distribution fees (Notes 2 and 5)	173,711
Transfer agent fees (Note 5)	56,148
Registration fees	53,092
Fund accounting fees	34,267
Audit and tax fees	25,186
Trustees’ fees	22,052
Legal fees	21,347
Custody fees	17,772
Shareholder reports	15,325
Fees recaptured by investment manager (Note 2)	11,496
Insurance	2,397
Miscellaneous expenses	8,495
Total Expenses	1,477,331
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(70,905)
Net Expenses	1,406,426
Net Investment Income	1,965,837

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	6,066,797
Foreign currency transactions	(27,773)
Net Realized Gain	6,039,024
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(22,026,615)
Foreign currencies	(16,902)
Change in Net Unrealized Appreciation (Depreciation)	(22,043,517)
Net Loss on Investments and Foreign Currency Transactions	(16,004,493)
Decrease in Net Assets From Operations	$(14,038,656)

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended March 31, 2019 (unaudited) and the Year Ended September 30, 2018	2019	2018

Operations:
Net investment income	$1,965,837	$6,637,775
Net realized gain	6,039,024	13,487,934
Change in net unrealized appreciation (depreciation)	(22,043,517)	(18,920,987)
Increase (Decrease) in Net Assets From Operations	(14,038,656)	1,204,722

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(7,500,011)	(8,000,010)
Decrease in Net Assets From Distributions to Shareholders	(7,500,011)	(8,000,010)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	33,716,565	32,589,241
Reinvestment of distributions	7,187,175	7,595,956
Cost of shares repurchased	(66,395,158)	(38,915,724)
Increase (Decrease) in Net Assets From Fund Share Transactions	(25,491,418)	1,269,473
Decrease in Net Assets	(47,030,085)	(5,525,815)

Net Assets:
Beginning of period	298,237,671	303,763,486
End of period(b)	$251,207,586	$298,237,671

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 9. For the year ended September 30, 2018, distributions from net investment income were $8,000,010.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 9. For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $5,648,179.

See Notes to Financial Statements.

18	QS International Equity Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$16.03	$16.43	$13.98	$13.69	$14.50	$14.49	$12.09

Income (loss) from operations:
Net investment income	0.09	0.31	0.26	0.24	0.27	0.27	0.22
Net realized and unrealized gain (loss)	(0.87)	(0.29)	2.50	0.33	(0.81)	(0.26)	2.30
Total income (loss) from operations	(0.78)	0.02	2.76	0.57	(0.54)	0.01	2.52

Less distributions from:
Net investment income	(0.35)	(0.42)	(0.31)	(0.28)	(0.27)	—	(0.12)
Total distributions	(0.35)	(0.42)	(0.31)	(0.28)	(0.27)	—	(0.12)

Net asset value, end of period	$14.90	$16.03	$16.43	$13.98	$13.69	$14.50	$14.49
Total return[5]	(4.74)%	0.10%	20.16%	4.09%	(3.72)%	0.07%	20.89%

Net assets, end of period (000s)	$11,024	$11,678	$12,308	$7,442	$8,391	$5,819	$6,078

Ratios to average net assets:
Gross expenses	1.32%[6,7]	1.34%[7]	1.24%	1.28%[7]	1.28%[7]	1.38%[6,7]	1.37%[7]
Net expenses[8]	1.26 [6,7,9]	1.29 [7,9]	1.20 [9]	1.28 [7]	1.28 [7,9]	1.35 [6,7,9]	1.35 [7,9]
Net investment income	1.30 [6]	1.90	1.76	1.76	1.87	2.45 [6]	1.66

Portfolio turnover rate	29%	27%	49%[10]	71%	54%	44%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$15.94	$16.35	$13.98	$13.60

Income (loss) from operations:
Net investment income	0.08	0.33	0.28	0.09
Net realized and unrealized gain (loss)	(0.87)	(0.34)	2.45	0.29
Total income (loss) from operations	(0.79)	(0.01)	2.73	0.38

Less distributions from:
Net investment income	(0.34)	(0.40)	(0.36)	—
Total distributions	(0.34)	(0.40)	(0.36)	—

Net asset value, end of period	$14.81	$15.94	$16.35	$13.98
Total return[4]	(4.83)%	(0.10)%	20.06%	2.79%

Net assets, end of period (000s)	$1,226	$1,098	$428	$123

Ratios to average net assets:
Gross expenses	1.53%[5,6]	1.57%[6]	1.47%	1.13%[5]
Net expenses[7]	1.45 [5,6,8]	1.50 [6,8]	1.43 [8]	1.13 [5]
Net investment income	1.17 [5]	2.02	1.88	2.06 [5]

Portfolio turnover rate	29%	27%	49%[9]	71%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period May 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended September 30, 2016.

See Notes to Financial Statements.

20	QS International Equity Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$16.02	$16.40	$13.94	$13.61	$14.43	$14.50	$12.12

Income (loss) from operations:
Net investment income	0.04	0.18	0.13	0.14	0.15	0.19	0.13
Net realized and unrealized gain (loss)	(0.87)	(0.29)	2.51	0.32	(0.79)	(0.26)	2.28
Total income (loss) from operations	(0.83)	(0.11)	2.64	0.46	(0.64)	(0.07)	2.41

Less distributions from:
Net investment income	(0.22)	(0.27)	(0.18)	(0.13)	(0.18)	—	(0.03)
Total distributions	(0.22)	(0.27)	(0.18)	(0.13)	(0.18)	—	(0.03)

Net asset value, end of period	$14.97	$16.02	$16.40	$13.94	$13.61	$14.43	$14.50
Total return[5]	(5.09)%	(0.72)%	19.17%	3.36%	(4.50)%	(0.48)%	19.94%

Net assets, end of period (000s)	$27,933	$31,696	$38,169	$40,766	$47,999	$60,174	$68,862

Ratios to average net assets:
Gross expenses	2.09%[6,7]	2.10%[7]	2.12%[7]	2.11%[7]	2.11%[7]	2.17%[6]	2.07%
Net expenses[8]	2.05 [6,7,9]	2.05 [7,9]	2.05 [7,9]	2.05 [7,9]	2.09 [7,9]	2.10 [6,9]	2.07
Net investment income	0.49 [6]	1.08	0.88	1.03	1.03	1.73 [6]	0.96

Portfolio turnover rate	29%	27%	49%[10]	71%	54%	44%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$16.65	$17.05	$14.50	$14.16	$15.00	$14.99	$12.50

Income (loss) from operations:
Net investment income	0.09	0.30	0.26	0.24	0.28	0.28	0.24
Net realized and unrealized gain (loss)	(0.91)	(0.28)	2.59	0.34	(0.85)	(0.27)	2.36
Total income (loss) from operations	(0.82)	0.02	2.85	0.58	(0.57)	0.01	2.60

Less distributions from:
Net investment income	(0.32)	(0.42)	(0.30)	(0.24)	(0.27)	—	(0.11)
Total distributions	(0.32)	(0.42)	(0.30)	(0.24)	(0.27)	—	(0.11)

Net asset value, end of period	$15.51	$16.65	$17.05	$14.50	$14.16	$15.00	$14.99
Total return[5]	(4.80)%	0.08%	20.12%	4.06%	(3.78)%	0.07%	20.86%

Net assets, end of period (000s)	$4,683	$6,540	$8,469	$6,542	$7,804	$9,225	$9,551

Ratios to average net assets:
Gross expenses	1.35%[6,7]	1.35%[7]	1.33%[7]	1.31%[7]	1.36%[7]	1.43%[6]	1.41%[7]
Net expenses[8,9]	1.30 [6,7]	1.30 [7]	1.28 [7]	1.29 [7]	1.34 [7]	1.35 [6]	1.35 [7]
Net investment income	1.22 [6]	1.74	1.69	1.72	1.82	2.48 [6]	1.75

Portfolio turnover rate	29%	27%	49%[10]	71%	54%	44%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	QS International Equity Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$16.57	$17.00	$14.47	$14.17	$14.96	$14.98	$12.50

Income (loss) from operations:
Net investment income	0.07	0.31	0.28	0.22	0.28	0.30	0.20
Net realized and unrealized gain (loss)	(0.90)	(0.33)	2.53	0.32	(0.88)	(0.32)	2.36
Total income (loss) from operations	(0.83)	(0.02)	2.81	0.54	(0.60)	(0.02)	2.56

Less distributions from:
Net investment income	(0.30)	(0.41)	(0.28)	(0.24)	(0.19)	—	(0.08)
Total distributions	(0.30)	(0.41)	(0.28)	(0.24)	(0.19)	—	(0.08)

Net asset value, end of period	$15.44	$16.57	$17.00	$14.47	$14.17	$14.96	$14.98
Total return[5]	(4.86)%	(0.14)%	19.79%	3.83%	(4.03)%	(0.13)%	20.55%

Net assets, end of period (000s)	$4,570	$4,971	$3,228	$539	$475	$285	$547

Ratios to average net assets:
Gross expenses	1.63%[6,7]	1.65%[7]	1.64%[7]	1.68%[7]	1.62%[7]	1.86%[6,7]	1.82%
Net expenses[8,9]	1.55 [6,7]	1.55 [7]	1.54 [7]	1.55 [7]	1.59 [7]	1.60 [6,7]	1.60
Net investment income	0.98 [6]	1.80	1.76	1.58	1.84	2.62 [6]	1.49

Portfolio turnover rate	29%	27%	49%[10]	71%	54%	44%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$16.68	$17.06	$14.52	$14.18	$15.00	$14.97	$12.48

Income (loss) from operations:
Net investment income	0.12	0.39	0.31	0.31	0.34	0.32	0.28
Net realized and unrealized gain (loss)	(0.91)	(0.32)	2.58	0.33	(0.85)	(0.27)	2.38
Total income (loss) from operations	(0.79)	0.07	2.89	0.64	(0.51)	0.05	2.66

Less distributions from:
Net investment income	(0.39)	(0.45)	(0.35)	(0.30)	(0.31)	(0.02)	(0.17)
Total distributions	(0.39)	(0.45)	(0.35)	(0.30)	(0.31)	(0.02)	(0.17)

Net asset value, end of period	$15.50	$16.68	$17.06	$14.52	$14.18	$15.00	$14.97
Total return[5]	(4.56)%	0.41%	20.44%	4.54%	(3.47)%	0.32%	21.25%

Net assets, end of period (000s)	$25,379	$26,068	$23,554	$22,455	$20,100	$19,812	$21,575

Ratios to average net assets:
Gross expenses	1.02%[6]	1.03%	1.02%	0.97%	0.96%	1.03%[6]	0.98%
Net expenses[7]	0.95 [6,8]	0.95 [8]	0.95 [8]	0.95 [8]	0.96	1.03 [6]	0.98
Net investment income	1.64 [6]	2.27	2.01	2.19	2.22	2.84 [6]	2.07

Portfolio turnover rate	29%	27%	49%[9]	71%	54%	44%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.10%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	QS International Equity Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$16.66	$17.04	$14.50	$14.16	$14.98	$14.94	$12.46

Income (loss) from operations:
Net investment income	0.12	0.40	0.32	0.31	0.34	0.33	0.27
Net realized and unrealized gain (loss)	(0.90)	(0.31)	2.59	0.34	(0.84)	(0.26)	2.39
Total income (loss) from operations	(0.78)	0.09	2.91	0.65	(0.50)	0.07	2.66

Less distributions from:
Net investment income	(0.41)	(0.47)	(0.37)	(0.31)	(0.32)	(0.03)	(0.18)
Total distributions	(0.41)	(0.47)	(0.37)	(0.31)	(0.32)	(0.03)	(0.18)

Net asset value, end of period	$15.47	$16.66	$17.04	$14.50	$14.16	$14.98	$14.94
Total return[5]	(4.51)%	0.50%	20.59%	4.63%	(3.37)%	0.44%	21.41%

Net assets, end of period (millions)	$176	$216	$218	$287	$252	$302	$247

Ratios to average net assets:
Gross expenses	0.90%[6,7]	0.90%[7]	0.89%[7]	0.87%	0.86%	0.91%[6,7]	0.89%[7]
Net expenses[8]	0.85 [6,7,9]	0.85 [7,9]	0.85 [7,9]	0.85 [9]	0.86 [9]	0.91 [6,7]	0.88 [7,9]
Net investment income	1.55 [6]	2.32	2.10	2.23	2.24	2.89 [6]	1.99

Portfolio turnover rate	29%	27%	49%[10]	71%	54%	44%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

26	QS International Equity Fund 2019 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next avail-able market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS International Equity Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Communication services	$515,265	$11,541,576	—	$12,056,841
Consumer discretionary	2,210,311	26,978,021	—	29,188,332
Consumer staples	1,662,349	22,621,309	—	24,283,658
Energy	948,787	15,836,402	—	16,785,189
Financials	1,896,514	43,368,669	—	45,265,183
Health care	2,723,337	21,864,185	—	24,587,522
Information technology	2,549,951	11,050,016	—	13,599,967
Materials	575,235	20,785,853	—	21,361,088
Other common stocks	—	56,698,741	—	56,698,741
Total long-term investments	13,081,749	230,744,772	—	243,826,521
Short-term investments†	3,815,015	—	—	3,815,015
Total investments	$16,896,764	$230,744,772	—	$247,641,536

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

28	QS International Equity Fund 2019 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

QS International Equity Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gain upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors monthly an aggregate fee equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and

30	QS International Equity Fund 2019 Semi-Annual Report

Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended March 31, 2019, fees waived and/or expenses reimbursed amounted to $70,905.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2019	—	—	—	—	—	$4,947	$70,130
Expires September 30, 2020	—	—	$2,089	$1,711	$1,005	14,551	97,377
Expires September 30, 2021	$5,376	$149	16,178	3,833	4,516	19,902	113,587
Expires September 30, 2022	2,995	481	6,601	1,364	1,871	8,867	48,688
Total fee waivers/expense reimbursements subject to recapture	$8,371	$630	$24,868	$6,908	$7,392	$48,267	$329,782

For the six months ended March 31, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class IS
LMPFA recaptured	$505	$341	$9,185	$759	$12	$694

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

QS International Equity Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$102	$1,159	—
CDSCs	—	11	$51

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2019, Legg Mason and its affiliates owned 69% of the Fund.

3. Investments

During the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$80,077,610
Sales	111,832,047

At March 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$239,685,343	$28,583,271	$(20,627,078)	$7,956,193

4. Derivative instruments and hedging activities

During the six months ended March 31, 2019, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

32	QS International Equity Fund 2019 Semi-Annual Report

For the six months ended March 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$13,404		$8,880
Class A2	1,419		1,843
Class C	140,270	†	18,735
Class FI	6,853	†	4,899
Class R	11,765		5,469
Class I	—		15,229
Class IS	—		1,093
Total	$173,711		$56,148

†

Amounts shown are exclusive of expense reimbursements. For the year ended March 31, 2019, the service and/or distribution fees reimbursed amounted to $16 and $22 for Class C and Class FI shares, respectively.

For the six months ended March 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,995
Class A2	481
Class C	6,617
Class FI	1,386
Class R	1,871
Class I	8,867
Class IS	48,688
Total	$70,905

6. Distributions to shareholders by class

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Net Investment Income:
Class A	$255,574	$277,541
Class A2	25,846	12,237
Class C	437,336	599,277
Class FI	115,870	241,997
Class R	96,159	98,810
Class I	613,002	649,059
Class IS	5,956,224	6,121,089
Total	$7,500,011	$8,000,010

7. Shares of beneficial interest

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS International Equity Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	73,276	$1,074,746	186,340	$3,066,682
Shares issued on reinvestment	17,135	238,863	15,818	254,982
Shares repurchased	(79,088)	(1,146,992)	(222,677)	(3,679,039)
Net increase (decrease)	11,323	$166,617	(20,519)	$(357,375)

Class A2
Shares sold	21,829	$323,633	65,728	$1,075,153
Shares issued on reinvestment	1,863	25,846	762	12,237
Shares repurchased	(9,824)	(142,211)	(23,809)	(387,490)
Net increase	13,868	$207,268	42,681	$699,900

Class C
Shares sold	110,662	$1,613,665	32,149	$534,845
Shares issued on reinvestment	30,899	433,817	36,815	596,771
Shares repurchased	(253,677)	(3,681,703)	(418,616)	(6,852,671)
Net decrease	(112,116)	$(1,634,221)	(349,652)	$(5,721,055)

Class FI
Shares sold	11,052	$167,965	191,823	$3,319,498
Shares issued on reinvestment	7,800	113,178	14,239	238,367
Shares repurchased	(109,833)	(1,682,009)	(309,932)	(5,320,852)
Net decrease	(90,981)	$(1,400,866)	(103,870)	$(1,762,987)

Class R
Shares sold	41,353	$651,130	148,361	$2,539,432
Shares issued on reinvestment	6,655	96,159	5,917	98,810
Shares repurchased	(52,019)	(789,715)	(44,078)	(748,570)
Net increase (decrease)	(4,011)	$(42,426)	110,200	$1,889,672

Class I
Shares sold	237,141	$3,531,574	554,751	$9,464,438
Shares issued on reinvestment	22,313	323,088	16,360	273,700
Shares repurchased	(184,528)	(2,767,498)	(389,144)	(6,629,233)
Net increase	74,926	$1,087,164	181,967	$3,108,905

Class IS
Shares sold	1,707,771	$26,353,852	727,536	$12,589,193
Shares issued on reinvestment	412,195	5,956,224	366,752	6,121,089
Shares repurchased	(3,691,130)	(56,185,030)	(890,067)	(15,297,869)
Net increase (decrease)	(1,571,164)	$(23,874,954)	204,221	$3,412,413

34	QS International Equity Fund 2019 Semi-Annual Report

8. Capital loss carryforward

As of September 30, 2018, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
9/30/2019	$(3,118,831)

This amount will be available to offset any future taxable capital gains.

9. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

QS International Equity Fund 2019 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At its November 2018 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the subadvisory agreement between the Manager and QS Investors, LLC (“QS”) and the subadvisory agreement between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) QS and Western Asset are each referred to herein as a “Subadviser.” (The Management and Subadvisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 10, 2018, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2018. The Board, including the Independent Trustees, at its November 2018 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and QS and available to be provided by Western Asset, under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s

36	QS International Equity Fund

affairs, the Manager’s role in coordinating the activities of the Subadvisers and the Fund’s other service providers and the services rendered by the Manager and the Subadvisers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered QS’s brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the five-year period ended June 30, 2018 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s performance for the three-year period ended June 30, 2018 placed the Class I Shares in the third quintile and the Fund’s performance for the one-year period placed the Class I Shares in the fourth quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and QS,

QS International Equity Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to QS and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2020.

The Board also reviewed information regarding the fees the Manager and QS charged any of their U.S. clients that were included in the same performance composite as the Fund, noting that there were none.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were equal to or higher than the median of the Broadridge expense group (third and fourth quintiles, respectively) and that actual expense ratios were higher than the Broadridge expense group median (fourth quintile) and higher than the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class C and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2018 and 2017, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2014 through 2018. The Board noted that in 2016 Legg Mason had engaged an independent consultant to assess the methodologies used by Legg Mason for its profitability study and the Board received a report from the independent consultant. The Board also noted that Legg Mason detailed the changes to its methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2014 through 2018 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

38	QS International Equity Fund

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

QS International Equity Fund	39

QS

International Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS International Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012837 5/19 SR19-3599

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 16, 2019